Stock Compensation Plans - Additional Information (Detail) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	May 18, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized stock-based compensation expense			$ 9,171,000	$ 186,000	$ 9,461,000	$ 315,000	$ 825,000	$ 407,000
Intrinsic value of stock options exercised					2,774,000		2,777,000
Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized stock-based compensation expense			507,000	$ 157,000	768,000	$ 251,000	703,000	264,000
Total unrecognized compensation cost, stock options			$ 6,900,000		$ 6,900,000		$ 3,300,000	$ 1,300,000
Weighted average recognition period					3 years 6 months		3 years 5 months 5 days	4 years 7 days
Weighted average grant date fair value			$ 22.35	$ 3.21	$ 8.97	$ 2.79	$ 4.39	$ 1.72
Intrinsic value of stock options exercised							$ 2,800,000	$ 632,000
Restricted stock awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock, expiration period							5 years
Annual increase in ordinary shares for available for future issuance							192,000	322,000
Recognized stock-based compensation expense			$ 18,000	$ 29,000	$ 47,000	$ 64,000	$ 122,000	$ 143,000
Weighted average recognition period							2 years 2 months 1 day	3 years 2 months 23 days
Unrecognized stock-based compensation expense							$ 262,000	$ 374,000
Fair value of shares vested							$ 1,000,000	$ 2,200,000
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, authorized for issuance							450,000
Recognized stock-based compensation expense			8,495,000		$ 8,495,000
Weighted average recognition period					3 years 6 months
Unrecognized stock-based compensation expense			27,600,000		$ 27,600,000		$ 13,000,000
Restricted stock units granted					879,000		1,064,000
Performance awards vesting period							4 years
Restricted Stock Units | Vesting after 12 months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							25.00%
Restricted Stock Units | Equal quarterly installments over the succeeding three years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							75.00%
Restricted Stock Units | For 845,000 of the RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							845,000
Performance awards vesting period							4 years
Vesting rights							The service condition is satisfied over a period of four years, with 25% of the awards vesting after 12 months, and the remainder vesting in equal quarterly installments over the succeeding three years.
Restricted Stock Units | For 845,000 of the RSUs | Vesting after 12 months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							25.00%
Restricted Stock Units | For 845,000 of the RSUs | Equal quarterly installments over the succeeding three years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							75.00%
Restricted Stock Units | Restricted Stock Options Granted Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							182,000
Performance awards vesting period							4 years
Vesting rights							The service condition is a time-based condition met over a period of four years, with 37.5% met after 18 months and the remainder met in equal quarterly installments over the succeeding two- and-a-half years
Restricted Stock Units | Restricted Stock Options Granted Two [Member] | After 18 months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							37.50%
Restricted Stock Units | Restricted Stock Options Granted Two [Member] | Equal quarterly installments over the succeeding two- and-a-half years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							62.50%
Restricted Stock Units | Restricted Stock Options Granted Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							32,000
Performance awards vesting period							3 years
Vesting rights							The service condition is a time-based condition met over a period of three years in approximately equal annual installments.
Restricted Stock Units | Pro Forma
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized stock-based compensation expense							$ 2,600,000
Restricted Stock Units | Employees, Directors And Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted							1,064,000
Restricted Stock Units | Employees And Executives [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted					679,000
Restricted Stock Units | Executive
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted					200,000
Restricted Stock Units | Executive | First Stock Price Goal
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target					25.00%
Recognized stock-based compensation expense			$ 800,000		$ 800,000
Performance awards vesting period					30 days
Closing price of common stock			$ 35.00		$ 35.00
Restricted Stock Units | Executive | Second Stock Price Goal
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target					75.00%
Performance awards vesting period					30 days
Closing price of common stock			$ 40.00		$ 40.00
Restricted Stock Units | Executive | Scenario, Forecast | Second Stock Price Goal
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized stock-based compensation expense		$ 2,000,000
2009 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, authorized for issuance							8,161,226
Annual increase in ordinary shares for available for future issuance							535,000
2009 Stock Plan | On the first anniversary of the original vesting date, with the balance vesting monthly over the remaining four years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							20.00%
2009 Stock Plan | On the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price target							25.00%
2009 Stock Plan | Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock, expiration period							7 years
2009 Stock Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock, expiration period							10 years
2009 Stock Plan | Restricted Stock Units | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized stock-based compensation expense	$ 4,900,000
2009 Stock Plan | Restricted Stock Units | Employees, Directors And Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted					1,300,000
2016 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate common stock available under employee stock purchase plans					700,000
Annual shares increase for future issuance by percentage under employee stock purchase plans					1.00%
Percentage of salary contribution by employees			15.00%		15.00%
Discount on fair value for purchase of shares, percentage					85.00%
2016 ESPP | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual increase in ordinary shares for available for future issuance			900,000		900,000